Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	21,848,333	13,848,333
Ordinary shares outstanding	21,848,333	13,848,333